JPMorgan Emerging Markets Equity Fund

Schedule of Portfolio Investments as of January 31, 2020

(Unaudited)

THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc., member FINRA.

© J.P. Morgan Chase & Co., 2020.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 96.2%

Argentina - 1.6%
MercadoLibre, Inc.*	183	121,102

Australia - 0.2%
Oil Search Ltd.	3,787	18,102

Brazil - 5.9%
Ambev SA, ADR*	17,247	71,749
B3 SA - Brasil Bolsa Balcao	7,991	89,493
Itau Unibanco Holding SA, ADR	13,543	103,066
Lojas Renner SA*	5,329	71,707
Raia Drogasil SA*	1,163	33,614
XP, Inc., Class A*	2,145	86,087

		455,716

China - 30.4%
Alibaba Group Holding Ltd., ADR*	2,025	418,329
Budweiser Brewing Co. APAC Ltd.*(a)	45,156	136,546
China Gas Holdings Ltd.	9,454	37,349
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,182	77,998
Huazhu Group Ltd., ADR	2,030	70,049
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	14,983	63,813
Kweichow Moutai Co. Ltd., Class A	456	66,396
Meituan Dianping, Class B*(a)	9,801	124,082
Midea Group Co. Ltd., Class A	11,045	83,014
NetEase, Inc., ADR	433	138,738
New Oriental Education & Technology Group, Inc., ADR*	932	113,293
Ping An Bank Co. Ltd., Class A	43,810	92,782
Ping An Insurance Group Co. of China Ltd., Class H	18,281	206,713
Shenzhou International Group Holdings Ltd.	4,648	61,440
Sunny Optical Technology Group Co. Ltd.	4,680	74,372
Tencent Holdings Ltd.	7,163	341,610
Wuxi Biologics Cayman, Inc.*(a)(b)	9,297	117,587
Yum China Holdings, Inc.	2,771	119,333

		2,343,444

Egypt - 0.8%
Commercial International Bank Egypt SAE (Registered), GDR(a)	11,635	61,198

Hong Kong - 6.7%
AIA Group Ltd.	26,257	260,181
AIA Group Ltd.	795	7,852
Hong Kong Exchanges & Clearing Ltd.	3,191	104,838
Techtronic Industries Co. Ltd.	17,727	141,446

		514,317

Hungary - 1.3%
OTP Bank Nyrt.	2,185	101,232

India - 18.1%
Asian Paints Ltd.	1,695	42,591
Britannia Industries Ltd.	1,330	59,526
HDFC Bank Ltd.	9,911	169,767
HDFC Bank Ltd., ADR	1,947	111,512
HDFC Life Insurance Co. Ltd.(a)	10,579	88,693
Hindustan Unilever Ltd.	3,593	102,206
Housing Development Finance Corp. Ltd.	8,711	294,413
IndusInd Bank Ltd.	5,142	90,372
ITC Ltd.	22,200	73,079
Kotak Mahindra Bank Ltd.	4,888	115,643
Maruti Suzuki India Ltd.	943	91,019
Tata Consultancy Services Ltd.	5,237	152,590

		1,391,411

Indonesia - 2.8%
Bank Central Asia Tbk. PT	46,782	110,546
Bank Rakyat Indonesia Persero Tbk. PT	318,614	103,583

		214,129

Macau - 1.4%
Sands China Ltd.	22,726	109,590

Mexico - 3.6%
Fomento Economico Mexicano SAB de CV, ADR	449	40,451
Grupo Financiero Banorte SAB de CV, Class O	20,495	126,305
Infraestructura Energetica Nova SAB de CV	8,509	39,991
Wal-Mart de Mexico SAB de CV	24,832	72,659

		279,406

Panama - 1.1%
Copa Holdings SA, Class A(b)	895	87,677

Peru - 0.9%
Credicorp Ltd.	332	68,626

Portugal - 1.6%
Jeronimo Martins SGPS SA	7,199	123,876

Russia - 1.9%
Sberbank of Russia PJSC	34,634	136,475
Sberbank of Russia PJSC	1,507	5,938

		142,413

South Africa - 3.2%
Bid Corp. Ltd.	4,328	95,814
Capitec Bank Holdings Ltd.(b)	930	83,396
Mr Price Group Ltd.	2,200	24,788
Sanlam Ltd.	8,466	41,452

		245,450

South Korea - 5.5%
NCSoft Corp.*	226	119,695
Samsung Electronics Co. Ltd.	6,469	299,732

		419,427

Spain - 0.2%
Prosegur Cia de Seguridad SA	4,280	16,881

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Taiwan - 6.1%
Largan Precision Co. Ltd.	493	76,577
President Chain Store Corp.	5,581	54,907
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,265	337,907

		469,391

Turkey - 0.9%
BIM Birlesik Magazalar A/S	6,671	54,299
Ford Otomotiv Sanayi A/S	1,070	13,399

		67,698

United States - 2.0%
EPAM Systems, Inc.*	685	156,205

TOTAL COMMON STOCKS (Cost $5,516,483)		7,407,291

SHORT-TERM INVESTMENTS - 2.8%

INVESTMENT COMPANIES - 2.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(c)(d)(Cost $214,918)	214,854	214,939

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.0%(e)
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(c)(d)	2,001	2,001
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(c)(d)	1,427	1,427

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $3,428)		3,428

TOTAL SHORT-TERM INVESTMENTS (Cost $218,346)		218,367

Total Investments - 99.0% (Cost $5,734,829)		7,625,658
Other Assets Less Liabilities - 1.0%		77,572

Net Assets - 100.0%		7,703,230

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2020
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE

Banks	19.4%
Internet & Direct Marketing Retail	8.7
Insurance	7.9
Food & Staples Retailing	5.7
Interactive Media & Services	4.5
Semiconductors & Semiconductor Equipment	4.4
Beverages	4.1
IT Services	4.1
Technology Hardware, Storage & Peripherals	3.9
Hotels, Restaurants & Leisure	3.9
Thrifts & Mortgage Finance	3.9
Capital Markets	3.7
Entertainment	3.4
Food Products	2.6
Electronic Equipment, Instruments & Components	2.0
Machinery	1.9
Life Sciences Tools & Services	1.5
Diversified Consumer Services	1.5
Automobiles	1.4
Household Products	1.3
Airlines	1.2
Household Durables	1.1
Gas Utilities	1.0
Tobacco	1.0
Others (each less than 1.0%)	3.0
Short-Term Investments	2.9

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PT	Limited liability company
SGPS	Holding company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is approximately $3,234,000.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(d)	The rate shown is the current yield as of January 31, 2020.

(e)	Amount rounds to less than 0.1% of net assets.

*	Non-income producing security.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments - Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$18,102	$–	$18,102
China	859,742	1,483,702	–	2,343,444
Hong Kong	–	514,317	–	514,317
Hungary	–	101,232	–	101,232
India	264,102	1,127,309	–	1,391,411
Indonesia	–	214,129	–	214,129
Macau	–	109,590	–	109,590
Portugal	–	123,876	–	123,876
Russia	5,938	136,475	–	142,413
South Africa	179,210	66,240	–	245,450
South Korea	–	419,427	–	419,427
Taiwan	337,907	131,484	–	469,391
Turkey	–	67,698	–	67,698
Other Common Stocks	1,246,811	–	–	1,246,811
Total Common Stocks	2,893,710	4,513,581	–	7,407,291
Short-Term Investments
Investment Companies	214,939	–	–	214,939
Investment of cash collateral from securities loaned	3,428	–	–	3,428
Total Short-Term Investments	218,367	–	–	218,367
Total Investments in Securities	$3,112,077	$4,513,581	$–	$7,625,658

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(a)(b)	$168,369	$574,920	$528,360	$5		$5	$214,939	214,854	$709	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(a)(b)	8,001	40,001	46,000	—	(c)	(1)	2,001	2,001	44	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	5,485	54,637	58,695	—		—	1,427	1,427	24	—
Total	$181,855	$669,558	$633,055	$5		$4	$218,367		$777	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of January 31, 2020.

(c)	Amount rounds to less than one thousand.